Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the following:

	As of December 31,
	2020	2021
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	5,153,850	5,491,675
Leasehold improvements	1,347,781	6,337,234

Total cost	191,315,464	196,642,742
Less: Accumulated depreciation	(27,348,427)	(31,583,879)

Property and equipment, net	163,967,037	165,058,863